Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Research and development costs	$ 3,210,627	$ 4,206,926
Professional services fees	877,411	1,229,040
Other	120,184	125,679
Total	$ 4,208,222	$ 5,561,645